Schedule of share options granted (Details) $ / shares in Units, $ in Thousands					12 Months Ended
	Jun. 24, 2025 CAD ($) shares $ / shares	May 27, 2025 CAD ($) shares $ / shares	Apr. 02, 2025 CAD ($) shares $ / shares	Mar. 24, 2025	Jun. 30, 2025 Integer	Jun. 30, 2024 Integer
Notes and other explanatory information [abstract]
Options granted	14,000	10,000	7,500		113,051	82,500
Granted value | $ / shares	$ 0.79	$ 0.70	$ 1.07
Expense during year ended June 30, 2025	$ 6	$ 1	$ 1
Vesting period (years)	2 years	2 years	2 years
Risk free interest rate	2.82%	2.80%	2.54%	4.07%
Volatility	30.36%	30.28%	30.15%	27.97%
Expected life (years)	5 years	5 years	5 years
Dividend yield